10. and 11. Deferred Financing Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule of Funds Held as Trading Account Residual or Collateral [Table Text Block]
Deferred Financing Costs
	June 30,	December 31,
	2015	2014
Renewable unsecured subordinated notes
2012 registration statement	$393,990	$393,990
2015 registration statement	191,523	–
Revolver	35,000	35,000
Less: accumulated amortization	(289,789)	(187,246)
Deferred financing costs	$330,724	$241,744

The Company has capitalized these costs and amortizes them on a monthly basis over the weighted average term of the Notes sold, exclusive of any expected renewals.

	December 31,	December 31,
	2014	2013
Deferred financing costs	$428,990	$393,990
Less: accumulated amortization	(187,246)	(56,431)
Deferred financing costs	$241,744	$337,559